ACCOUNTS PAYABLE AND OTHER LIABILITIES - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes payables	$ 1,233	$ 633